SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Assets	$ 343,696	$ 323,969
UNITED STATES
Disclosure of products and services [line items]
Assets	159,684	149,687
Canada
Disclosure of products and services [line items]
Assets	36,403	35,840
United Kingdom
Disclosure of products and services [line items]
Assets	31,598	30,184
Brazil
Disclosure of products and services [line items]
Assets	20,675	24,354
Other Europe
Disclosure of products and services [line items]
Assets	22,267	19,404
Australia
Disclosure of products and services [line items]
Assets	22,000	22,971
INDIA
Disclosure of products and services [line items]
Assets	21,438	9,089
Other Asia
Disclosure of products and services [line items]
Assets	9,343	8,379
Colombia
Disclosure of products and services [line items]
Assets	10,919	10,819
Other
Disclosure of products and services [line items]
Assets	$ 9,369	$ 13,242